Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	£ 4,882	£ 3,661
Differences on exchange	102	(210)
– acquisitions (note 24)		1,041
– separately acquired	769	823
Depreciation	(363)	(388)
Impairment	(194)	(12)
Disposals	(30)	(16)
Net reclassifications as held-for-sale		(17)
Net book value	5,166	4,882
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	8,191	7,149
Net book value	8,654	8,191
Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Accumulated depreciation and impairment	(3,488)	(3,309)	£ (3,488)
Freehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	1,086	803
Differences on exchange	76	(33)
– acquisitions (note 24)		349
– separately acquired	5	23
Reallocations	58	(5)
Depreciation	(34)	(29)
Impairment	(74)	(1)
Disposals	(13)	(4)
Net reclassifications as held-for-sale		(17)
Net book value	1,104	1,086
Freehold Property | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	1,455	1,163
Net book value	1,515	1,455
Freehold Property | Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Accumulated depreciation and impairment	(411)	(369)	(360)
Leasehold Property
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	143	123
Differences on exchange	4	(11)
– acquisitions (note 24)		4
– separately acquired	1
Reallocations	2	35
Depreciation	(11)	(7)
Impairment		(1)
Net book value	139	143
Leasehold Property | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	267	239
Net book value	268	267
Leasehold Property | Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Accumulated depreciation and impairment	(129)	(124)	(116)
Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	2,736	2,031
Differences on exchange	27	(117)
– acquisitions (note 24)		626
– separately acquired	41	47
Reallocations	466	523
Depreciation	(318)	(352)
Impairment	(120)	(10)
Disposals	(17)	(12)
Net book value	2,815	2,736
Plant and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	5,552	5,022
Net book value	5,763	5,552
Plant and Equipment | Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Accumulated depreciation and impairment	(2,948)	(2,816)	(2,991)
Assets in the Course of Construction
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	917	704
Differences on exchange	(5)	(49)
– acquisitions (note 24)		62
– separately acquired	722	753
Reallocations	(526)	(553)
Net book value	1,108	917
Assets in the Course of Construction | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Net book value	917	725
Net book value	£ 1,108	£ 917
Assets in the Course of Construction | Accumulated amortisation and impairment
Disclosure Of Property Plant And Equipment [Line Items]
Accumulated depreciation and impairment			£ (21)